Inventories - Movements in the Provision for inventory Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Provisions for inventory losses, beginning	R$ 3,920	R$ 7,031	R$ 21,926
Addition to provision for obsolescence and other losses	4,191	0	0
Reversal of provision for obsolescence and other losses	(2,386)	(4,791)	(8,301)
Addition to provision for adjustment to realizable value	8,104	1,680	0
Reversal of provision for adjustment to realizable value	(1,428)	0	(6,594)
Provisions for inventory losses, ending	R$ 12,401	R$ 3,920	R$ 7,031